Sources Of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sources Of Income Before Income Taxes [Line Items]
U.S.	$ 725,603	$ 710,327	$ 758,734
Foreign	77,041	79,563	70,679
Total	$ 802,644	$ 789,890	$ 829,413